Share-based compensation - Narrative (Details) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2023 CHF (SFr)	Dec. 31, 2023 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of share options outstanding (in shares)	276,154		276,154		282,105
Number of PSUs and RSUs outstanding (in shares)	2,729,651		2,729,651		1,530,661
Share-based compensation costs | SFr	SFr 1,129	SFr 1,312	SFr 1,983	SFr 3,060
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	2,383,853		2,383,853		1,347,983
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	345,798		345,798		182,678